Revenues	12 Months Ended
Dec. 31, 2020
Revenues
Revenues

15.  Revenues

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Online marketing services and others	11,515,575	26,813,641	47,953,779	7,349,238
Transaction services	1,604,415	3,328,245	5,787,415	886,960
Merchandise sales	—	—	5,750,671	881,329
	13,119,990	30,141,886	59,491,865	9,117,527

Contract balances

The Group’s contract liabilities comprised of customer advances and deferred revenues and portions of payable to merchants:

	As of
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	US$
Customer advances and deferred revenues	605,970	2,423,190	371,370
Payable to merchants	116,557	224,896	34,467

Customer advances and deferred revenues and payable to merchants relate to considerations received in advance for online marketing services and transaction services, for which control of the services occur at a later point in time. During the year ended December 31, 2020, revenues of RMB651,877 were recognized from the carrying value of contract liabilities as of December 31, 2019. During the year ended December 31, 2019, revenues of RMB219,017 were recognized from the carrying value of contract liabilities as of December 31, 2018.